Other Financial Data	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Other Financial Data
(17) OTHER FINANCIAL DATA

Items reported in earnings during the years ended September 30 include the following:

	2010	2011	2012
Research and development expense	$473	555	547
Depreciation expense	$562	522	505
Rent expense	$353	372	395

The Company leases certain facilities, transportation and office equipment, and various other items under operating lease agreements. Minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $271 in 2013, $195 in 2014, $137 in 2015, $91 in 2016 and $55 in 2017.

Items reported in accrued expenses include the following:

	2011	2012
Employee compensation	$640	642
Customer advanced payments	$385	380
Product warranty	$211	187

Other liabilities are summarized as follows:

	2011	2012
Pension plans	$732	818
Deferred income taxes	764	592
Postretirement plans, excluding current portion	361	337
Other	664	709
Total	$2,521	2,456

Other operating cash flow is comprised of the following:

	2010	2011	2012
Pension expense	$132	145	173
Stock compensation expense	217	121	100
(Gain) Loss on sale of businesses, net of tax	(167)	(25)	5
Deferred income taxes and other	15	19	(97)
Total	$197	260	181